Issued capital and share premium (Details) € / shares in Units, € in Millions, $ in Millions			12 Months Ended
	Aug. 04, 2021 USD ($) shares	Apr. 01, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 € / shares	Aug. 04, 2021 € / shares	Apr. 01, 2021 € / shares	Dec. 31, 2020 USD ($)
Issued capital and share premium
Share issuance | shares			603,000,000	603,000,000
Total shares at period end | shares			603,000,000	603,000,000
Balance at beginning of the year			$ 48
Balance at end of the year			286	€ 253
Par value | € / shares					€ 0.01	€ 0.01
Promissory note			2,887					$ 2,835
AMP Promissory Note
Issued capital and share premium
Promissory note		$ 1,085	$ 1,042
AGSA
Issued capital and share premium
Par value | € / shares							€ 0.01
Number of shares issued | shares		484,956,250
Aggregate purchase price		$ 4,988
Private placement
Issued capital and share premium
Number of shares issued | shares			118,326,847	118,326,847
Share issue cost			$ 31
Payment of share issuance cost			29
Private placement | Pipe investors
Issued capital and share premium
Number of shares issued | shares	9,500,000
Aggregate purchase price	$ 695		695
Private placement | Spac shareholders and sponsors
Issued capital and share premium
Aggregate purchase price			259
Private placement | AGSA
Issued capital and share premium
Shares issued value for borrowings settlement			88
Share capital
Issued capital and share premium
Share issuance			7
Balance at end of the year			7
Share premium
Issued capital and share premium
Share issuance			5,992
Balance at end of the year			$ 5,992